Description of Plan (Table) - EBP 007 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Contribution [Line Items]
Summary of contribution	The contribution schedule is as follows:

Points	Core Contribution (% of Pay)
0 < 34	3%
35 - 44	4%
45 - 54	5%
55 - 64	6%
65 - 74	7%
75 - 84	8%
85 +	9%

*	Once a person reaches 30 years of service, the pay credit is reduced to 4.5 percent for certain eligible Participants in TWU Local 101 and IBEW Local 3.

Summary of based on years of service	Effective May 1, 2017, their Core Contributions are based on Base Pay only, and are based on years of service as follows:

Years of Service	Core Contribution (% of Pay)

0 - 4	4%
5 - 9	5%
10 - 14	6%
15 - 19	7%
20 +	8%

Summary of contribution points	The contribution schedule is as follows:

Points	Core Contribution (% of Pay)
< 45	4%
45 - 54	5%
55 - 64	6%
65 - 74	7%
75 +	8%